Borrowing And Financing - Changes in borrowings and financing (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Beginning balance	R$ 16,449,906
Interest, monetary corrections, and exchange differences	1,919,524
Amortization of debt discount	910,491
Principle and interest payment	(935,243)
Tax other payments	(171,962)
Transfer and other	54,033
Ending balance	18,226,749
Borrowings and financing [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	30,390,692
Interest, monetary corrections, and exchange differences	2,253,793
Principle and interest payment	(935,243)
Tax other payments	(171,962)
Transfer and other	104,575
Ending balance	31,641,855
Debt discount [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	(13,928,660)
Interest, monetary corrections, and exchange differences	(334,269)
Amortization of debt discount	910,491
Transfer and other	(48,757)
Ending balance	(13,401,195)
Incurred debt issuance cost [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	(12,126)
Transfer and other	(1,785)
Ending balance	R$ (13,911)